Supplement Dated July 16, 2012 to your Prospectus

The current charge for Future6 is 1.05%.

The charge that appears in a footnote to the Fee Summary is deleted and replaced with 1.05%.

This Supplement Should Be Retained With Your Prospectus For Future Reference.

HV-7393